Subsequent events (Details Narrative) - USD ($) $ in Thousands				1 Months Ended		12 Months Ended
	Feb. 07, 2023	Feb. 06, 2023	Feb. 03, 2023	Mar. 20, 2023	Mar. 06, 2023	Dec. 31, 2022	Feb. 28, 2023	Feb. 02, 2023	Jan. 31, 2023
Subsequent Event [Line Items]
Subsequent Event, Description						the Company granted certain RSU awards, valued at $8.2 million, as replacement awards for $26.8 million of the accrued management rollover consideration. The replacement awards resulted in a $18.6 million gain.
Subsequent Event [Member]
Subsequent Event [Line Items]
Equity raise requirement									$ 25,000
Convertible Debentures							$ 7,000
Issued convertible debentures								$ 1,400
Net proceeds								1,200
Total principal amount								$ 5,100
Issued shares								3,877,750
Purchase price								$ 3,000
Subsequent Event, Description	the Company entered into an amendment to the Revolving Credit Facility, which (i) increased the maximum borrowing amount under the facility from $60.0 million to $75.0 million, (ii) modified the maturity date to the earlier of (a) December 14, 2025, (b) 90 days prior to the maturity of the Term Loan and (c) the maturity of the Subordinated Term Loan, and (iii) amended the interest rate it bears to between 4.8% up to SOFR plus 4.9% determined based on certain metrics defined within the amended agreement.	the Company entered into an amendment to the Term Loan agreement, which (i) replaced LIBOR with SOFR as the reference rate utilized to determine the interest rate the Term Loan bears and (ii) required the Company to make a prepayment of $10.3 million, including $10.0 million of the principal and $0.3 million of the prepayment premium. Pursuant to the amended agreement, the Company made the $10.3 million payment to the Term Loan lender on February 7, 2023.	the Company issued the Second YA Convertible Debenture for a principal amount of $10.0 million and a purchase price of $10.0 million. The Second YA Convertible Debenture has a maturity date of May 30, 2024 and bears interest at the rate of 4.0% per annum. The interest is due and payable upon maturity. At any time, so long as the Second YA Convertible Debenture is outstanding, the Yorkville Investor may covert all or part of the principal and accrued and unpaid interest of the Second YA Convertible Debenture into shares of Class A Common Stock at 90% of the lowest daily VWAP of Class A Common Stock during the seven consecutive trading days immediately preceding each conversion date, but in no event lower than $0.25 per share. Outside of an event of default under the Second YA Convertible Debenture, the Yorkville Investor may not convert in any calendar month more than the greater of (a) 25% of the dollar trading volume of the shares of Class A Common Stock during such calendar month, or (b) $3.0 million. Upon issuance of the Second YA Convertible Debenture, the $2.1 million commitment asset included in other noncurrent assets on the accompanying consolidated balance sheet as of December 31, 2022 was derecognized and recorded as a debt discount.		the Company entered into an amended software subscription agreement with Palantir, which provides the Company with the option, in its sole discretion, to settle the $11.3 million of fees which are scheduled to become due between April 2023 and December 2023 in (i) cash or (ii) the Company’s equity or debt securities, if the Company satisfies certain conditions as defined within the amended agreement.
Securities convertible				$ 15,000
Subsequent Event [Member] | N Z Superfund Convertible Debenture [Member]
Subsequent Event [Line Items]
Net proceeds								4,500
Unpaid fees								7,100
Settlement resulted in a gain								$ 600
Subsequent Event [Member] | Term Loan Lender [Member]
Subsequent Event [Line Items]
Equity raise requirement									$ 25,000